FORM N-SAR
                        ANNUAL REPORT
             FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:    /  /    (a)
           or fiscal year ending:  12/31/01   (b)

Is this a transition report? (Y/N) ___N____

Is this an amendment to a previous filing: (Y/N)___N___


1. A. Registrant Name:  Pioneer Independence Plans

   B. File Number:  811-08551
   C: Telephone Number:  781-827-8237

2. A. Street: 60 State Street

   B. City: Boston  C. State:  Massachusetts    D. Zip Code: 02109

3. Is this the first filing on this form by Registrant? (Y/N)__N__

4. Is this the last filing on this form by Registrant? (Y/N) __N__

5. Is Registrant a small business investment company (SBIC)? (Y/N) __N__

6. Is Registrant a unit investment trust (UIT)? (Y/N)__Y__

7. A. Is Registrant a series or multiple portfolio company? (Y/N)___N____

   B. How many separate series or portfolios did Registrant have at the end of the period? _______N/A__________

UNIT INVESTMENT TRUSTS

111.    A. Depositor Name: Pioneer Funds Distributor, Inc.
        B. File Number (if any): 8-41256
        C. City: Boston    State: Massachusetts  Zip Code: 02109  Ext: 1820

112.    A. Sponsor Name: Pioneer Funds Distributor, Inc.
        B. File Number (if any): 8-41256
        C. City: Boston    State: Massachusetts  Zip Code: 02109  Ext: 1820


113.    A. Trustee Name:
        B. City:           State:                Zip Code:        Ext:
        Foreign Country:         Foreign Postal Code:


114.    A. Principal Underwriter Name: Pioneer Funds Distributor, Inc.
        B. File Number: 8-41256
        C. City: Boston     State: Massachusetts  Zip Code: 02109  Ext: 1820

115.    A. Independent Public Accountant Name: Arthur Andersen LLP
        B. City: Boston     State: Massachusetts  Zip Code: 02110  Ext: 2812

116. Family of investment companies information:

A. Is Registrant part of a family of investment companies? (Y/N)___N_____
B. Identify the family in 10 letters _____________

117.    A. Is Registrant a separate account of an insurance company? (Y/N)_N__
B. Variable annuity contracts? (Y/N)____N_____
C. Scheduled premium variable life contracts? (Y/N)______N_____
D. Flexible premium variable life contracts? (Y/N)_______N_____
E. Other types of insurance products registered under the Securities
Act of 1933? (Y/N)_____N_____


118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933:_____1_____

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period:______-0-_______

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)______-0-_______

121. State the number of series for which a current prospectus was in existence at the end of the period: _____1_______

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period:____-0-___

123. State the total value of the additional units considered in answering item 122 ($000's omitted) $______-0-_______

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $________-0-_________

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant's ($000's omitted) $_______452_______

126. Of the amount shown in item 125, state the total dollar amount of sales Loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $_________-0-__________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of    Total Assets
                                        Series       ($000's      Total Income
                                        Investing     omitted)    Distributions

A.U.S. Treasury direct issue            -0-             $-0-            $-0-
B.U.S. Government agency                -0-             $-0-            $-0-
C.State and municipal tax-free          -0-             $-0-            $-0-
D.Public utility debt                   -0-             $-0-            $-0-
E.Brokers or dealers debt or
  Debt of brokers' or
  Dealers' parent                       -0-             $-0-            $-0-
F.All other corporate
  Intermed. & long-term debt            -0-             $-0-            $-0-
G.All other corporate short-
  Term debt                             -0-             $-0-            $-0-
H.Equity securities of brokers
  Or dealers or parents of
  Brokers or dealers                    -0-             $-0-            $-0-
I.Investment company equity
  Securities                            1               $52106          $52106

J.All other equity securities           -0-             $-0-            $-0-
K.Other securities                      -0-             $-0-            $-0-
L.Total assets of all series
  Of Registrant                         1               $52106          $52106

128. Is the timely payment of principal and interest on any of the portfolio Securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)______N________

[If answer is "N" (No), go to item 131]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)___________________

[if answer is "N" (No), go to item 131]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)______________________

131. Total expenses incurred by all series of Registrant during the current
Reporting period ($000's omitted)   $_________0___________

132. List the "811" (Investment Company Act of 1940) registration number for All Series of Registrant that is being included in this filing:

811-08551                        811-                            811-